Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2020	$ 2,247,408	$ 2,216,733	$ (46,805)	$ (963,602)	$ 999,675	$ 2,206,001	$ 41,407
Balance, beginning of period (in shares) at Dec. 31, 2020								102,182,841
Net income (loss) for the year	(248,054)	0	0	(242,572)	0	(242,572)	(5,482)
Other comprehensive (loss) income	(180,256)	0	0	40,951	(221,207)	(180,256)	0
Comprehensive (loss) income for the year	(428,310)					(422,828)	(5,482)
Balance, end of period at Dec. 31, 2021	1,819,098	2,216,733	(46,805)	(1,165,223)	778,468	1,783,173	35,925
Balance, end of period (in shares) at Dec. 31, 2021								102,182,841
Net income (loss) for the year	903	0	0	3,541	0	3,541	(2,638)
Other comprehensive (loss) income	(18,977)	0	0	30,399	(49,376)	(18,977)	0
Comprehensive (loss) income for the year	(18,074)					(15,436)	(2,638)
Balance, end of period at Dec. 31, 2022	$ 1,801,024	2,216,733	(46,805)	(1,131,283)	729,092	1,767,737	33,287
Balance, end of period (in shares) at Dec. 31, 2022	102,182,841							102,182,841
Capital increase (Note 16)	$ 151,978	151,978	0	0	0	151,978	0
Capital increase (Note 16) (in shares)								72,370,286
Net income (loss) for the year	15,458	0	0	20,191	0	20,191	(4,733)
Other comprehensive (loss) income	5,917	0	0	29,158	(23,241)	5,917	0
Comprehensive (loss) income for the year	21,375					26,108	(4,733)
Balance, end of period at Dec. 31, 2023	$ 1,974,377	$ 2,368,711	$ (46,805)	$ (1,081,934)	$ 705,851	$ 1,945,823	$ 28,554
Balance, end of period (in shares) at Dec. 31, 2023	174,553,127							174,553,127